Inventories	12 Months Ended
Jun. 30, 2012
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
6.	Inventories

Inventories consist of the following:
	As of June 30,
	2011	2012	2012
	RMB	RMB	US$

Raw materials	66,428	40,865	6,432
Work-in-progress	77	-	-
Finished goods	6,131,462	5,410,946	851,715

Inventories, net	6,197,967	5,451,811	858,147

RMB9,667,136 and RMB84,504,513 of excess and obsolete inventories were written down to lower of cost or market value and included in the cost of revenue from discontinued operation in the years ended June 30, 2010 and 2011, respectively.

No inventory was written down for continuing operations in the year ended June 30, 2010, 2011 and 2012.